CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares USD ($) shares	Ordinary Shares CNY (¥) shares	Treasury stock USD ($) shares	Treasury stock CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Retained earnings USD ($)	Retained earnings CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY (¥)	Equity attributable to non-controlling interests USD ($)	Equity attributable to non-controlling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at beginning of the period at Dec. 31, 2015		¥ 65				¥ 257,098		¥ 105,193		¥ 1,241				¥ 363,597
Balance at beginning of the period (in shares) at Dec. 31, 2015 | shares	1,000,000,000	1,000,000,000
Net income/(loss)								930,668				¥ (4,966)		925,702
Initial Public Offering ("IPO) and private issuance to MeMeStar		¥ 11				660,155								660,166
Initial Public Offering ("IPO) and private issuance to MeMeStar (in shares) | shares	164,814,815	164,814,815
Exercise of stock options and Vesting of RSUs		¥ 1				10,754								10,755
Exercise of stock options and Vesting of RSUs (in shares) | shares	12,002,820	12,002,820
Acquisition of subsidiaries		¥ 13				1,146,239								1,146,252
Acquisition of subsidiaries (in shares) | shares	200,890,940	200,890,940
Share-based compensation						163,813								163,813
Business Combination												3,000		3,000
Other comprehensive income (loss)										42,696				42,696
Acquisition of subsidiaries' shares from noncontrolling shareholders						(1,281)						1,281
Balance at end of the period at Dec. 31, 2016		¥ 90				2,236,778		1,035,861		43,937		(685)		3,315,981
Balance at end of the period (in shares) at Dec. 31, 2016 | shares	1,377,708,575	1,377,708,575
Net income/(loss)								480,664				(13,678)		466,986
Exercise of stock options and Vesting of RSUs		¥ 3				36,930								36,933
Exercise of stock options and Vesting of RSUs (in shares) | shares	47,573,600	47,573,600
Disposal of a subsidiary												5,474		5,474
Stock repurchase				¥ (36,973)										(36,973)
Stock repurchase (in shares) | shares			(11,331,080)	(11,331,080)
Share-based compensation						169,717								169,717
Dividend distribution						(385,113)								(385,113)
Business Combination												22,707		22,707
Other comprehensive income (loss)										(19,514)				(19,514)
Balance at end of the period at Dec. 31, 2017		¥ 93		¥ (36,973)		2,058,312		1,516,525		24,423		13,818		¥ 3,576,198
Balance at end of the period (in shares) at Dec. 31, 2017 | shares	1,425,282,175	1,425,282,175	(11,331,080)	(11,331,080)									1,413,951,095	1,413,951,095
Net income/(loss)								(863,038)				(10,350)	$ (127,029)	¥ (873,388)
Exercise of stock options and Vesting of RSUs		¥ 3				19,932								19,935
Exercise of stock options and Vesting of RSUs (in shares) | shares	42,776,980	42,776,980
Stock repurchase				¥ (74,196)										(74,196)
Stock repurchase (in shares) | shares			(27,785,900)	(27,785,900)
Share-based compensation						27,107								27,107
Dividend distribution						(177,497)								(177,497)
Capital contribution from non-controlling shareholders												95,550		95,550
Business Combination												8,713		8,713
Other comprehensive income (loss)										22,538				22,538
Balance at end of the period at Dec. 31, 2018	$ 14	¥ 96	$ (16,169)	¥ (111,169)	$ 280,395	¥ 1,927,854	$ 94,929	652,687	$ 6,947	47,761	$ 15,668	¥ 107,731	$ 381,784	¥ 2,624,960
Balance at end of the period (in shares) at Dec. 31, 2018 | shares	1,468,059,155	1,468,059,155	(39,116,980)	(39,116,980)									1,428,942,175	1,428,942,175
Cumulative effect of adoption of ASU 2016-01 | ASU 2016-01								¥ (800)		¥ 800				¥ 800